Financial Instruments (Details) - Schedule of change in fair value of in financial instruments within the consolidated statements of operations - Lender Warrants [Member] $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Derivative [Line Items]
Fair value as of December 31, 2021	$ 16,601
Fair value as of March 31, 2022	16,830
Change in fair value	$ 229